INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Oct. 31, 2016
Income Taxes Details Narrative
Net operating loss	$ 10,030	$ 113,422		$ 114,402		$ 124,432	$ 10,030
Net operating loss expire year							expiring in 2035
Net operating loss carryforward	3,410						$ 3,410
Valuation allowance	(3,410)						(3,410)
Total deferred tax asset	$ 0						$ 0